LEASES - Operating Lease Liabilities Payments Due (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Maturity of operating lease liabilities on December 2019
2020			¥ 193,478
2021		¥ 62,414	82,128
2022		20,947	17,944
2023		872	454
Subtotal		84,233	294,004
Less imputed interest		(2,379)	(11,670)
Present value of operating lease liabilities	$ 12,545	¥ 81,854	¥ 282,334